Events after the reporting period - (Details) $ in Thousands									1 Months Ended		12 Months Ended
	Sep. 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jul. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 30, 2022 USD ($)	Mar. 02, 2022	Jan. 27, 2022 USD ($) item	Jan. 25, 2022 USD ($) item company	May 31, 2022 USD ($)	Jan. 31, 2022 USD ($) item	Dec. 31, 2021	Dec. 31, 2019 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of game developing studios | company								3
Proceeds from borrowings				$ 1,500	$ 1,500							$ 6,500
Corporate income tax rate											12.50%
Acquisition of game development studios
Disclosure of non-adjusting events after reporting period [line items]
Number of game developing studios | item								3
Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity					$ 16,000
Interest rate on borrowings					7.00%
Proceeds from borrowings									$ 6,000
Additional amount of borrowings									$ 8,500
Call option on remaining shareholding in LLC Game Positive
Disclosure of non-adjusting events after reporting period [line items]
Agreed amount of call option								$ 1,800
Percentage of participatory interest								30.00%
Option expire term								6 months
Operating environment in Russia
Disclosure of non-adjusting events after reporting period [line items]
Corporate income tax rate						0.00%
Exemption period for Accredited IT companies						3 years
Gracevale Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest							100.00%	100.00%
Total consideration to acquire studios							$ 70,000
Cash Consideration							55,517
Share Consideration							3,963
Deferred share consideration							$ 10,520
Number of transactions fully executed | item										2
MX Capital Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest							48.80%	48.80%
Cash Consideration							$ 16,586
Further earnout payments							35,000
Further consideration							100,000
MX Capital Limited | New Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of loan							$ 43,000
Loan granted													$ 8,000
Additional amount of loan granted													$ 1,888
Payment of loans granted	$ 6,000	$ 16,000	$ 13,000
Interest rate on loan							7.00%
Castcrown Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Equity Interest							49.50%	49.50%
Total consideration to acquire studios							$ 2,970
Percentage of Equity Interest to be acquired on option							100.00%
Number of RPG Titles | item							2
Option premium							$ 1,200
Additional option premium							800
Castcrown Ltd | Convertible Note Instrument
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity							$ 16,000
Interest rate on borrowings							7.00%
Lightmap Studio
Disclosure of non-adjusting events after reporting period [line items]
Total consideration to acquire studios										$ 150